Statutory and other information - Shares and share options (Details) Options in Millions	12 Months Ended
	Mar. 31, 2019 EquityInstruments shares	Mar. 31, 2019 Options shares	Mar. 31, 2019 EUR (€) shares	Mar. 30, 2019 EquityInstruments	Mar. 31, 2018 EUR (€) EquityInstruments shares	Mar. 31, 2017 EUR (€) EquityInstruments Options shares	Mar. 31, 2016 EUR (€) EquityInstruments	Mar. 31, 2015 EUR (€) EquityInstruments
Disclosure of transactions between related parties [line items]
Conversion ratio						0.975
Share options	50,000	20.0				3.0		30,000
Options granted exercise price | €			€ 11.12					€ 6.25
Share based compensation | €			€ 4,500,000		€ 3,100,000	€ 3,100,000
David Bonderman
Disclosure of transactions between related parties [line items]
Share capital | shares	7,535,454	7,535,454	7,535,454		7,535,454	7,535,454
Share options	80,000				30,000	30,000
Roisin Brennan
Disclosure of transactions between related parties [line items]
Share options	50,000
Michael Cawley
Disclosure of transactions between related parties [line items]
Share capital | shares	756,198	756,198	756,198		756,198	756,198
Share options	80,000				30,000	30,000
Emer Daly
Disclosure of transactions between related parties [line items]
Share capital | shares	3,260	3,260	3,260		3,260
Share options	50,000
Stan McCarthy
Disclosure of transactions between related parties [line items]
Share capital | shares	10,000	10,000	10,000		10,000
Share options	50,000
Kyran McLaughlin
Disclosure of transactions between related parties [line items]
Share capital | shares	225,000	225,000	225,000		225,000	225,000
Share options	80,000				30,000	30,000
Howard Millar
Disclosure of transactions between related parties [line items]
Share capital | shares	390,000	390,000	390,000		390,000	390,000
Share options	80,000				30,000	30,000	30,000
Options granted exercise price | €							€ 11.38
Dick Milliken
Disclosure of transactions between related parties [line items]
Share capital | shares	9,750	9,750	9,750		9,750	9,750
Share options	80,000				30,000	30,000
Mike O Brien
Disclosure of transactions between related parties [line items]
Share options	50,000
Michael O'Leary
Disclosure of transactions between related parties [line items]
Share capital | shares	44,096,725	44,096,725	44,096,725		46,096,725	50,096,725
Share options	15,000,000			10,000,000	5,000,000	5,000,000		5,000,000
Options granted exercise price | €			€ 11.12					€ 8.345
Julie O'Neill
Disclosure of transactions between related parties [line items]
Share capital | shares	1,000	1,000	1,000
Share options	80,000				30,000	30,000
Louise Phelan
Disclosure of transactions between related parties [line items]
Share capital | shares	30,000	30,000	30,000		6,825	6,825
Share options	80,000				30,000	30,000
Director
Disclosure of transactions between related parties [line items]
Share based compensation | €			€ 1,900,000		€ 1,500,000	€ 1,500,000